Offerings - Offering: 1	Feb. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	3,200,000
Proposed Maximum Offering Price per Unit | shares	8.01
Maximum Aggregate Offering Price | $	$ 25,632,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 3,924.26
Offering Note
(1) This Registration Statement also covers any additional ordinary shares that become issuable because of any share dividend, share split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding ordinary shares of the Registrant’s common stock.
(2) Estimated pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The fee is calculated upon the basis of the average between the high and low sales prices for ordinary shares of the Registrant as reported on the New York Stock Exchange on February 19, 2025.